Parent Only Financial Statements	12 Months Ended
Jun. 30, 2022
Parent Only Financial Statements [Abstract]
PARENT ONLY FINANCIAL STATEMENTS

21 — PARENT ONLY FINANCIAL STATEMENTS

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in the Company’s subsidiaries, VIE and VIE’s subsidiaries. For the parent company, the Company records its investments in subsidiaries, VIE and VIE’s subsidiaries under the equity method of accounting as prescribed in ASC 323, “Investments-Equity Method and Joint Ventures”. Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries, VIE and VIE’s subsidiaries” and the subsidiaries profit as “Loss from investment in subsidiaries, VIE and VIE’s subsidiaries” on the Condensed Statements of Operations and Comprehensive Income (loss).

BaiJiaYun is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented. The subsidiaries did not pay any dividend to the Company for the year presented. As of June 30, 2022, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

As the parent company was not in existence until April 22, 2021, and the VIE Agreements were not signed until September 7, 2021, financial statements of the parent company are not required as of June 30, 2021 and during the years ended June 30, 2021 and 2020.

Condensed balance sheets of the parent company

June 30, 2022
ASSETS
Current Assets
Cash and cash equivalents	$98,722
Prepaid expenses and other current assets, net	304,700
Total Current Assets	403,422

Due from subsidiaries, VIE and VIE’s subsidiaries	79,961,457
Total Non-Current Assets	79,961,457

Total Assets	$80,364,879

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY
Current Liabilities
Due to related party	$10,000,000
Due to subsidiaries, VIE and VIE’s subsidiaries	2,000,000
Accrued expenses and other liabilities	1,304
Total Current Liabilities	12,001,304
Deficit of investments in subsidiaries, VIE and VIE’s subsidiaries	11,601,329
Total Non-Current Liabilities	11,601,329
Total Liabilities	23,602,633

Series Seed convertible redeemable preferred shares (par value $0.0001 per share, 4,675,347 shares authorized, issued and outstanding as of June 30, 2022 and June 30, 2021, respectively)	1,078,376
Series A convertible redeemable preferred shares (par value $0.0001 per share, 5,205,637 shares authorized, issued and outstanding as of June 30, 2022 and June 30, 2021, respectively)	3,135,822
Series A-1 convertible redeemable preferred shares (par value $0.0001 per share, 5,202,768 shares authorized, issued and outstanding as of June 30, 2022 and June 30, 2021, respectively)	6,591,553
Series A-2 convertible redeemable preferred shares (par value $0.0001 per share, 3,540,046 shares authorized, issued and outstanding as of June 30, 2022 and June 30, 2021, respectively)	4,629,590
Series A-3 convertible redeemable preferred shares (par value $0.0001 per share, 3,789,358 shares authorized, issued and outstanding as of June 30, 2022 and June 30, 2021, respectively)	4,843,169
Series B convertible redeemable preferred shares (par value $0.0001 per share, 11,047,269 shares authorized, issued and outstanding as of June 30, 2022 and June 30, 2021, respectively)	23,676,836
Series B+ convertible redeemable preferred shares (par value $0.0001 per share, 5,424,746 shares authorized, issued and outstanding as of June 30, 2022 and June 30, 2021, respectively)	12,707,581
Series C convertible redeemable preferred shares (par value $0.0001 per share, 2,419,909 shares and nil shares authorized, issued and outstanding as of June 30, 2022 and 2021, respectively)	12,205,835
Total Mezzanine Equity	68,868,762
June 30, 2022
SHAREHOLDERS’ EQUITY
Ordinary shares (par value $0.0001 per share, 458,694,920 shares authorized, 44,069,300 shares issued and outstanding as of June 30, 2022)	4,407
Additional paid-in capital	5,656,757
Statutory reserve	919,407
Accumulated deficit	(18,411,335)
Accumulated other comprehensive loss	(275,752)
Total Shareholders’ Deficit Attributable to BaiJiaYun Limited	(12,106,516)
Total Liabilities, Mezzanine Equity and Shareholders’ Deficit	$80,364,879

Condensed statement of comprehensive loss

For the year ended June 30, 2022
Operating expenses
General and administrative expenses	$(505,186)
Total operating expenses	(505,186)
Loss from operations	(505,186)

Loss from investment in subsidiaries	(12,309,802)
Net Loss attributable to BaiJiaYun Limited	(12,814,988)
Accretion of convertible redeemable preferred shares	(3,865,430)
Net Loss Attributable to BaiJiaYun Limited’s Ordinary Shareholders	(16,680,418)

Net Loss	(12,814,988)
Other Comprehensive Loss
Foreign currency translation adjustments	(294,062)
Total Comprehensive Loss	(13,109,050)
Accretion of convertible redeemable preferred shares	(3,865,430)
Comprehensive Loss Attributable to BaiJiaYun Limited’s Ordinary Shareholders	$(16,974,480)

Condensed statement of cash flows

For the year ended June 30, 2022
Net cash used in operating activities	$(21,708,583)
Net cash used in investing activities	$—
Net cash provided by financing activities	$21,807,305
Net increase in cash, cash equivalents and restricted cash	$98,722
Cash, cash equivalents and restricted cash at beginning of the year	$—
Cash, cash equivalents and restricted cash at end of the year	$98,722